JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the JPMorgan Global Opportunities Fund and the JPMorgan International Small Cap Equity Fund and the prospectuses and statements of additional information for the balance of the Funds do not differ from those contained in Post-Effective Amendment No. 258 (Amendment No. 259 under the 1940 Act) filed electronically on February 27, 2013.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

JPMorgan Funds

Global Allocation Fund
Global Equity Income Fund
Global Natural Resources Fund
Global Opportunities Fund
Growth Long/Short Fund
Highbridge Statistical Market Neutral Fund
Highbridge Dynamic Commodities Strategy Fund
International Value SMA Fund
International Realty Fund
International Small Cap Equity Fund
Multi-Cap Long/Short Fund
Research Equity Long/Short Fund
Research Market Neutral Fund
Strategic Preservation Fund